John Hancock Trust
Supplement dated June 28, 2010
to the Prospectus dated May 3, 2010
STRATEGIC BOND TRUST
On June 25, 2010, the Board of Trustees of the John Hancock Trust (the “Trust”) approved an Agreement and Plan of Reorganization providing for the reorganization of the Strategic Bond Trust into the Strategic Income Opportunities Trust. A meeting of the Strategic Bond Trust’s shareholders has been scheduled for Tuesday, September 28, 2010 to seek approval of the reorganization. In the reorganization, the Strategic Income Opportunities Trust will acquire all the assets, subject to all the liabilities, of the Strategic Bond Trust in exchange for shares of the Strategic Income Opportunities Trust, and shareholders of the Strategic Bond Trust will receive shares of the Strategic Income Opportunities Trust in exchange for their shares of the Strategic Bond Trust. Subject to regulatory and shareholder approval, the reorganization is scheduled to occur on Friday, November 5, 2010 or such other date as may be determined by the officers of the Trust.
GLOBAL TRUST
INCOME TRUST
INTERNATIONAL SMALL COMPANY TRUST
INTERNATIONAL VALUE TRUST
SMALL COMPANY GROWTH TRUST
Appendix A (Schedule of Management Fees) is amended to reflect the following advisory fee reductions:

Fund	APR and Advisory Fee Breakpoint
Global Trust	0.850% first $1 billion; and
0.800% excess over $1 billion

Aggregate Net Assets include the net assets of the following funds:

John Hancock Trust
Global Trust
International Value Trust
Income Trust
Mutual Shares Trust

John Hancock Funds II
Global Fund
International Value Fund
Income Fund
Mutual Shares Fund
International Small Cap Fund

Income Trust	1.075% first $50 million;
0.915% next $150 million;
0.825% next $300 million; and
0.800% excess over $500 million

Aggregate Net Assets include the net assets of the following funds:

Fund	APR and Advisory Fee Breakpoint
John Hancock Trust
Income Trust
International Value Trust
Global Trust
Mutual Shares Trust

John Hancock Funds II
Income Fund
International Small Cap Fund
International Value Fund
Global Fund
Mutual Shares Fund

When Aggregate Net Assets exceed $500 million, the advisory fee is 0.800% on all net assets of the fund.

International Small Company Trust	0.950% — all net assets

International Value Trust	0.950% first $150 million;
0.850% next $150 million; and
0.800% excess over $300 million

Aggregate Net Assets include the Net Assets of the following funds:

JHT
Global Trust
Income Trust
International Value Trust
Mutual Shares Trust

JHF II
Global Fund
Income Fund
International Small Cap Fund
International Value Fund
Mutual Shares Fund

When Aggregate Net Assets exceed $300 million, the advisory fee rate is 0.800% on all net assets of the fund.

Small Company Growth Trust	1.050% — first $250 million; and
1.000% — excess over $250 million.

Aggregate Net Assets include the net assets of the fund and the Small Company Growth Fund, a series of John Hancock Funds II.

When the Aggregate Net Assets of the following funds exceed $1 billion, the applicable rate is 1.000% on all net assets of the fund:

John Hancock Trust
Small Company Growth Trust
Small Cap Opportunities Trust
International Growth Stock Trust
Value Trust

Fund	APR and Advisory Fee Breakpoint
John Hancock Funds II
Small Company Growth Fund
Small Cap Opportunities Fund
International Growth Stock Fund
Value Fund
FINANCIAL SERVICES TRUST
Average Annual Total Returns for period ended 12/31/2009
The section “Average Annual Total Returns for period ended 12/31/2009 is amended and restated to reflect that the returns for the fund are compared to the S&P 500 Index, a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. The returns of the fund are also compared to the Lipper Financial Services Index, which consists of the 30 largest funds in the Lipper peer category that invest in equity securities of domestic companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies and securities/brokerage firms. The change to the fund’s primary index was made in order to compare the fund’s performance to a broad-based securities market index as opposed to an index that represents funds in a particular sector of the market.
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

			Since Inception
	One Year	Five Year	(or 10 Year)	Date of Inception
Series I	41.41%	-0.29%	1.22%	4/30/2001
Series II	40.98%	-0.49%	1.04%	1/28/2002
Series NAV	41.53%	-0.24%	1.25%	4/29/2005
S&P 500 Index	26.46%	0.42%	0.59%	4/30/2001
Lipper Financials Index	18.38%	-8.13%	-1.74%	4/30/2001
HEALTH SCIENCES TRUST
Average Annual Total Returns for period ended 12/31/2009
The section “Average Annual Total Returns for period ended 12/31/2009 is amended and restated to reflect that the returns for the fund are compared to the S&P 500 Index, a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. The returns for the fund are also compared to the Lipper Health/Biotechnology Index which consists of the 30 largest funds in the Lipper peer category that invest in the equity securities of domestic companies engaged in healthcare, medicine and biotechnology. The change to the fund’s primary index was made in order to compare the fund’s performance to a broad-based securities market index as opposed to an index that represents funds in a particular sector of the market.
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

			Since Inception
	One Year	Five Year	(or 10 Year)	Date of Inception
Series I	31.81%	5.83%	5.89%	4/30/2001
Series II	31.55%	5.62%	5.72%	1/28/2002
Series NAV	31.85%	5.87%	5.92%	4/29/2005
S&P 500 Index	26.46%	0.42%	0.59%	4/30/2001

			Since Inception
	One Year	Five Year	(or 10 Year)	Date of Inception
Lipper Health/Biotechnology Index	24.74%	4.02%	3.55%	4/30/2001
SCIENCE & TECHNOLOGIES TRUST
Average Annual Total Returns for period ended 12/31/2009
The section “Average Annual Total Returns for period ended 12/31/2009 is amended and restated to reflect that the returns for the fund are compared to the S&P 500 Index, a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. The returns of the fund are also compared to the Lipper Science and Technology Index which consists of the 30 largest funds in the Lipper peer category that invest primarily in the equity securities of domestic companies engaged in science and technology. The change to the fund’s primary index was made in order to compare the fund’s performance to a broad-based securities market index as opposed to an index that represents funds in a particular sector of the market.
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

			Since Inception
	One Year	Five Year	(or 10 Year)	Date of Inception
Series I	64.48%	3.31%	-8.54%	1/1/1997
Series II	64.34%	3.10%	-8.64%	1/28/2002
Series NAV	64.57%	3.37%	-8.51%	4/29/2005
S&P 500 Index	26.46%	0.42%	-0.95%	1/1/1997
Lipper Science and Technology Index	57.90%	3.00%	-6.94%	1/1/1997
UTILITIES TRUST
Average Annual Total Returns for period ended 12/31/2009
The section “Average Annual Total Returns for period ended 12/31/2009 is amended and restated to reflect that the returns for the fund are compared to the S&P 500 Index, a market capitalization-weighted index of 500 widely held equity securities, designed to measure broad U.S. equity performance. The returns of the fund are also compared to the S&P Utilities Sector Index, which is a market capitalization-weighted index that consists of companies in the S&P 500 Index that are primarily involved in water, electrical power and natural gas distribution industries. The change to the fund’s primary index was made in order to compare the fund’s performance to a broad-based securities market index as opposed to an index that measures a particular sector of the market.
The return for the Index under “Since Inception” may be calculated from the month end closest to the inception date of the fund.

			Since Inception
	One Year	Five Year	(or 10 Year)	Date of Inception
Series I	33.64%	9.84%	5.50%	4/30/2001
Series II	33.34%	9.62%	5.32%	1/28/2002
Series NAV	33.58%	9.88%	5.53%	4/29/2005
S&P 500 Index	26.46%	0.42%	0.59%	4/30/2001
S&P Utilities Sector Index	11.93%	6.04%	0.47%	4/30/2001

FIXED INCOME SECURITIES RISK
The section “Credit quality risk” under “Additional Information About the Funds’ Principal Risks — Fixed-income securities risk” is amended and restated as follows:
Credit quality risk. Fixed-income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed-income security deteriorates after a fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the fund’s investments. Funds that may invest in lower-rated fixed-income securities, commonly referred to as “junk” securities, are riskier than funds that may invest in higher-rated fixed-income securities. Additional information on the risks of investing in investment-grade fixed-income securities in the lowest-rating category and lower-rated fixed-income securities is set forth under “Fixed-income securities risk” in the prospectus.

John Hancock Trust
Supplement dated June 28, 2010
to the Statement of Additional Information
dated May 3, 2010
INVESTMENT RESTRICTIONS — NON-FUNDAMENTAL
The following non-fundamental investment restriction, which had been applicable to all of the Trust’s series (other than Mutual Shares Trust) is eliminated, effective immediately:
“The Fund may not purchase securities for the purpose of exercising control or management.”